Cash Flow Reconciliations - Reconciliation of tangible fixed assets arising from investing activities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash flows
Additions cash flows	$ 256,888	$ 588,899
Returns for capital expenditure cash flows	(5,629)
Cash flows	251,259	588,899
Non-cash items
Additions non-cash	(7,245)	12,295
Transfer under "Other non-current assets"		(1,650)
Depreciation expense	(75,869)	(70,514)
Non-cash	(83,114)	(59,869)
Total
Balance, at the beginning of the period	4,482,857	3,939,221
Additions (Note 5)	249,643	601,194
Returns for capital expenditures (Note 5)	(5,629)
Transfer under "Other non-current assets"		(1,650)
Depreciation expense (Note 5)	(75,869)	(70,514)
Balance, at the end of the period	$ 4,651,002	$ 4,468,251